Intangible assets - Additional Information (Details)	12 Months Ended
	Aug. 31, 2024 CAD ($) item	Aug. 31, 2022 CAD ($)
Intangible assets
Number of patent applications | item	5
Additions to intangible assets | $	$ 63,316	$ 32,202